                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                              ------------------------------

Check here if Amendment / /;          Amendment Number:
        This Amendment (Check only one.):    / /  is a restatement.
                                             / /  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Asset Management, Inc.
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Address:   1125 South 103rd Street, Suite 450
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           Omaha, Nebraska
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           68124
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Form 13F File Number:   28-  05489
                           ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard L. Jarvis
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Title:    President
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Phone:    (402) 393-8281
       -------------------------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Richard L. Jarvis           Omaha, Nebraska                11/08/00
   ---------------------------  ----------------------------     --------------
            [Signature]                [City, State]                 [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                  Name

     28-
         ------------------                ------------------------------------
     [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         -0-
                                         ------------------------------

Form 13F Information Table Entry Total:    133
                                         ------------------------------

Form 13F Information Table Value Total:    $145,563
                                         ------------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.                 Form 13F File Number     Name
     NONE             28-
     -----------        ----------------------    ------------------------------

     [Repeat as necessary.]



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McCarthy Group Asset Management, Inc.
FORM 13F
September 30, 2000


                                                                                                 Voting
                                     Title                                                       Authority
                                      of                 Value    Shares/   Sh/   Put/  Invstmt  Other
Name of Issuer                       class    CUSIP    (x$1000)   Prn Amt   Prn   Call  Dscretn  Manag           Sole  Shared  None

AAR Corp                              COM    000361105     1093      95555    SH         Defined                89550          6005
AT&T Corp                             COM    001957109      657      22381    SH         Defined                22339            42
A T & T - Liberty Media - A           COM    001957208     2272     126232    SH         Defined               121352          4880
Acceptance Insurance Companies        COM    004308102     5991     904328    SH         Defined               904328
ACNielsen Corp                        COM    004833109     2282      95839    SH         Defined                91829          4010
Adelphia Communications Corp C        COM    006848105     2461      89299    SH         Defined                85571          3728
Albertson's Inc.                      COM    013104104     1135      54050    SH         Defined                54050
Allstate Corp                         COM    020002101     2671      76850    SH         Defined                76350           500
America Service Group, Inc.           COM    02364l109      816      31400    SH         Defined                31400
American Classic Voyages Co.          COM    024928103     1316      90010    SH         Defined                88595          1415
American Financial Holdings, Inc.     COM    026075101      522      29632    SH         Defined                25132          4500
American International Group          COM    026874107     1027      10730    SH         Defined                10168           562
Arctic Cat Inc.                       COM    039670104      192      15200    SH         Defined                15200
Astec Industries, Inc.                COM    046224101      125      11400    SH         Defined                11400
Avant! Corporation                    COM    053487104      285      15620    SH         Defined                15620
Avatar Holdings Inc. CV               CONV   053494AD2     1208    1390000   PRN         Defined              1390000
BNCCORP, Inc.                         COM    055936108      294      51193    SH         Defined                51193
Bay View Capital Corp                 COM    07262l101     1201     111685    SH         Defined               111685
BE Aerospace, Inc.                    COM    073302101     1282      79530    SH         Defined                72150          7380
Becton Dickinson & Co.                COM    075887109      354      13400    SH         Defined                13400
Berkshire Hathaway, Inc. Cl B         COM    084670207     3478       1680    SH         Defined                 1608            72
Black & Decker Corp                   COM    091797100     1663      48645    SH         Defined                48645
H & R Block Inc.                      COM    093671105      676      18241    SH         Defined                18241
Blyth, Inc.                           COM    09643p108      444      18936    SH         Defined                18936
Callaway Golf Company                 COM    131193104      647      42054    SH         Defined                40857          1197
Camden Property Trust                 COM    133131102      285       9200    SH         Defined                 9200
Capital Automotive REIT               COM    139733109      858      65990    SH         Defined                65990
Carnival Cruise Lines - Cl A          COM    143658102     2077      84330    SH         Defined                81290          3040
Caseys General Stores Inc             COM    147528103      732      56337    SH         Defined                56337
Clarion Com'l Holdings Cl. A          COM    18051W109      114      20000    SH         Defined                20000
Countrywide Credit Industries, Inc.   COM    222372104     2476      65588    SH         Defined                60068          5520
Covance, Inc.                         COM    222816100      100      12200    SH         Defined                12200
Cox Communications, Inc Cl A          COM    224044107      393      10273    SH         Defined                10273
Crown American Realty                 COM    228186102       64      10575    SH         Defined                10575
Cytec Inds Inc                        COM    232820100      231       6900    SH         Defined                 6900
Datascope Corp.                       COM    238113104      366      10930    SH         Defined                10930
Davox Corporation                     COM    239208101      140      13865    SH         Defined                13865
Deltek Systems, Inc.                  COM    24785a108      177      23070    SH         Defined                23070
Dover Corp                            COM    260003108     1494      31820    SH         Defined                31820
Ecolab Inc                            COM    278865100      293       8115    SH         Defined                 5685          2430
EMCOR Group, Inc.                     COM    29084q100      260      10000    SH         Defined                10000
Emerson Electric Co                   COM    291011104     1482      22120    SH         Defined                22120
Energen Corp.                         COM    29265n108      392      13164    SH         Defined                13164
Energizer Holdings, Inc.              COM    29266r108     2128      86860    SH         Defined                84570          2290
Evertrust Financial Group, Inc        COM    300412103     2284     182725    SH         Defined               174975          7750
Excel Legacy Corp                     COM    300665106       90      38100    SH         Defined                38100
Exxon Mobil Corp.                     COM    30231G102      206       2312    SH         Defined                 2312
Freddie Mac                           COM    313400301     3445      63718    SH         Defined                62928           790
Fannie Mae                            COM    313586109      817      11425    SH         Defined                11425
Gannett Co Inc                        COM    364730101      292       5512    SH         Defined                 5512
Gillette Company                      COM    375766102      996      32255    SH         Defined                31255          1000
GreenPoint Financial Corp.            COM    395384100      924      31197    SH         Defined                31197
Harte-Hanks Communications            COM    416196103      287      10521    SH         Defined                10521
H J Heinz Co                          COM    423074103      341       9190    SH         Defined                 9190
Highwoods Properties, Inc.            COM    431284108      276      11700    SH         Defined                11700
Horace Mann Educators                 COM    440327104      801      48905    SH         Defined                44375          4530
ICU Medical Inc                       COM    44930g107      411      15880    SH         Defined                15880
IHOP Corp                             COM    449623107     2305     120537    SH         Defined               115217          5320
ITT Educational Services, Inc.        COM    45068b109     1571      57932    SH         Defined                53172          4760
Idex Corp.                            COM    45167r104      229       8207    SH         Defined                 8207
Illinois Tool Works Inc               COM    452308109     1535      27480    SH         Defined                27480
International Flavors & Fragrances    COM    459506101     1235      67644    SH         Defined                67644
Interpublic Group Cos Inc             COM    460690100      506      14860    SH         Defined                14860
iShares MSCI Singapore                COM    464286673       71      10390    SH         Defined                10390
iShares MSCI Malaysia                 COM    464286830      173      32950    SH         Defined                32950
iShares S&P SC 600/Value              COM    464287879     2038      28200    SH         Defined                28200



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

                                                                                                 Voting
                                     Title                                                       Authority
                                      of                 Value    Shares/   Sh/   Put/  Invstmt  Other
Name of Issuer                       class    CUSIP    (x$1000)   Prn Amt   Prn   Call  Dscretn  Manag           Sole  Shared  None

Johnson Controls                      COM    478366107     1283      24120    SH         Defined                24120
Key Energy Group CV                   CONV   492914AF3     1394    1690000   PRN         Defined              1690000
Kimball Intl Cl B                     COM    494274103      714      39950    SH         Defined                38450          1500
Knight-Ridder Inc.                    COM    499040103      686      13505    SH         Defined                12835           670
Level 3 Communications, Inc.          COM    52729n100     1954      25338    SH         Defined                              25338
Lincoln Electric Holdings             COM    533900106     1224      91970    SH         Defined                91970
M & F Worldwide Corp.                 COM    552541104      233      40000    SH         Defined                34700          5300
MKS Instruments Inc.                  COM    55306n104     2234      81617    SH         Defined                80017          1600
Mattel, Inc                           COM    577081102     1667     149030    SH         Defined               140960          8070
McCormick & Co.                       COM    579780206     1694      56951    SH         Defined                56951
McDonald's Corp.                      COM    580135101      812      26897    SH         Defined                26897
McKesson HBOC Inc                     COM    58155q103     1102      36063    SH         Defined                36063
Merck & Co.                           COM    589331107      288       3865    SH         Defined                 2865          1000
Microsoft Corp                        COM    594918104      713      11825    SH         Defined                11825
S & P 400 Mid-Cap Dep Receipts        COM    595635103     2004      20400    SH         Defined                20400
Nasdaq-100 Index Shares               COM    631100104      319       3600    SH         Defined                 3600
North Fork Bancorporation             COM    659424105     1447      66900    SH         Defined                66900
Northland Cranberries Inc Cl A        COM    666499108       13      11630    SH         Defined                11630
Novastar Financial, Inc.              COM    669947400     3374     870640    SH         Defined               870640
Parker Drilling CV                    CONV   701081AD3     2615    3085000   PRN         Defined              3085000
Paxar Corporation                     COM    704227107      341      38185    SH         Defined                38185
Penn Treaty American Corp             COM    707874103      802      44100    SH         Defined                44100
Prentiss Properties Trust             COM    740706106      254       9720    SH         Defined                 9720
Proctor & Gamble                      COM    742718109      812      12125    SH         Defined                12125
R.H. Donnelley Corp                   COM    74955w307     1798      85090    SH         Defined                81090          4000
RLI Corp                              COM    749607107      702      18209    SH         Defined                18209
Redwood Trust, Inc.                   COM    758075402     1969     129100    SH         Defined               118500         10600
Republic Services, Inc.               COM    760759100     1994     151952    SH         Defined               143137          8815
Reynolds & Reynolds - CL A            COM    761695105     1161      58436    SH         Defined                58436
Rollins Inc.                          COM    775711104      328      22175    SH         Defined                22175
SBC Communications, Inc.              COM    78387g103      420       8396    SH         Defined                 7516           880
Standard & Poor's 500 Deposito        COM    78462f103    14818     103172    SH         Defined               103172
SPSS, Inc.                            COM    78462k102      388      14460    SH         Defined                14460
Schulman A Inc                        COM    808194104      179      16300    SH         Defined                16300
The Scotts Company                    COM    810186106      395      11780    SH         Defined                11780
Service Corporation Internatio        COM    817565104      276     113309    SH         Defined               113309
Shurgard Storage Centers-A            COM    82567d104      204       9030    SH         Defined                 9030
Somanetics Corp New                   COM    834445405       83      30000    SH         Defined                30000
Stewart Enterprises Inc Cl. A         COM    860370105      137      70700    SH         Defined                50000         20700
Sunquest Information Systems, Inc.    COM    867654105      269      19770    SH         Defined                19770
Superior Industries Intl, Inc.        COM    868168105      495      16500    SH         Defined                16500
Swift Energy CV                      CONV    870738AB7      138     105000   PRN         Defined               105000
Taubman Centers Inc                   COM    876664103      239      20700    SH         Defined                20700
Telephone And Data Systems, Inc.      COM    879433100     1094       9885    SH         Defined                 9285           600
Templeton Dragon Fund Inc.            COM    88018t101      214      25700    SH         Defined                25700
Texaco Inc.                           COM    881694103      732      13935    SH         Defined                13935
Thermo Electron Corp                 CONV    883556AH5     2345    2680000   PRN         Defined              2680000
Torchmark Corp                        COM    891027104     1755      63091    SH         Defined                63091
Trenwick Group Inc                    COM    895290104      463      24375    SH         Defined                24375
Tricon Global Restaurants             COM    895953107     1383      45171    SH         Defined                45171
UCAR International                    COM    90262k109     1185      93401    SH         Defined                86421          6980
U.S. Bancorp                          COM    902973106      341      15000    SH         Defined                              15000
United Dominion Rlty Tr               COM    910197102      357      32800    SH         Defined                32800
U.S. Industries, Inc.                 COM    912080108     1406     141530    SH         Defined               136730          4800
Universal Foods                       COM    913538104      828      40631    SH         Defined                40631
Universal Stainless & Alloy           COM    913837100      364      53000    SH         Defined                53000
Utah Medical Products Inc             COM    917488108      201      27322    SH         Defined                27322
Valassis Communications Inc           COM    918866104     1715      77099    SH         Defined                77099
Vesta Insurance Group                 COM    925391104      538     100000    SH         Defined               100000
Washington Mutual, Inc.               COM    939322103     1317      33084    SH         Defined                33084
Waste Management, Inc.                COM    94106l109     2559     146759    SH         Defined               137919          8840
Wausau-Mosinee Paper Corporation      COM    943315101      195      25200    SH         Defined                25200
Western Resources, Inc.               COM    959425109      398      18400    SH         Defined                18400
Whitman Corp                          COM    96647r107      235      20305    SH         Defined                20305
Wisconsin Central Transportation      COM    976592105      904      85621    SH         Defined                81621          4000
Worldcom, Inc.                        COM    98157D106     1560      51349    SH         Defined                50288          1061
Worthington Inds Inc Com              COM    981811102      513      54715    SH         Defined                54715
REPORT SUMMARY                         133 DATA RECORDS 145,563               0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED